NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2016
Notes Payable - Banks
NOTES PAYABLE - BANKS
NOTE 4 – NOTES PAYABLE – BANKS

United States

In June 2014, the Company amended its credit facility to maximum borrowing capacity of $6,500 and amended existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio. The borrowing base limitation was also amended and is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In March 2015, the Company amended its credit facility with its lender. The amendment revised existing financial covenants, including the maintenance of a specified fix charge coverage ratio and maintenance of minimum monthly EBITDA requirements. As of December 31, 2015 the Company was in violation of its financial covenants. As of March 2016, the lender waived the violation.

In July 2016, the Company amended its credit facility with the lender. The amendment revised the maximum borrowing capacity to $8,500 subject to the borrowing base limitations as before.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.25% per annum (5.625% as of June 30, 2016).

The company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of June 30, 2016 and December 31, 2015, the Company had approximately $7,190 and $5,569, respectively, outstanding under line of credit arrangements. As of June 30, 2016 and December 31, 2015, the Company had $200, and $572, respectively, in unused borrowing capacity under the line of credit facility.

Europe

In April 2015, the Company entered into a new line of credit arrangement with a commercial bank, replacing all previous lines of credit with that bank, to provide it with up to €5,500 ($6,119 as of June 30, 2016) in borrowings until further notice. Borrowings under the line of credit bear interest at LIBOR plus 3.75% per annum. The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly.

In January 2016 the Company entered into a new line of credit arrangement with the same commercial bank in Europe to provide it with up to €10,000 ($11,125 as of June 30, 2016) in borrowings, with the purpose to refinance the prevailing credit facility with this bank. Borrowings under the line of credit bear interest at LIBOR plus 3.50% per annum for the borrowed amount and 0.75% for the non-borrowed balance, which is payable quarterly. The line of credit is secured by the accounts receivable and tangible fixed assets of six of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. The line of credit is made available until further notice.

In January 2016 the company entered into a bank guarantee facility with the same commercial bank to provide it with up to €2,500 ($ 2,013 as of June 30, 2016) in guarantees, with the purpose to finance existing and new bank guarantees. Amounts under this bank guarantee facility bear interest at 1.9% per annum for the used amounts, and 0.75% for the unused balance, which is payable quarterly. The bank guarantee facility is made available until further notice and is being secured by the accounts receivable and tangible fixed assets of three of the Company’s European subsidiaries.

In April 2016 the Company amended its credit facility with its lender. The amendment revised the existing borrowing amount up to €12,000 ($13,350 as of June 30, 2016) for a period of five months, till October 2016. The Company is in negotiations with the lender to keep the increase of the line of credit permanent. The line of credit cannot exceed 80% of the borrowing base. As of June 30, 2016 and December 31, 2015 the Company had approximately  €10,122  ($11,261 as of June 30, 2016) in outstanding borrowings under the line of credit arrangement.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.

In August 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €500 ($556 as of June 30, 2016) in borrowings. Borrowings under this arrangement bore interest at 3.5% per annum. The line of credit was secured by a bank guarantee provided by an entity related to the Company’s main shareholder as well as a guarantee from another bank. In July 2015, the line of credit was fully paid and the line of credit expired.

In November 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €1,200 ($1,335 as of June 30, 2016) in borrowings. Borrowings under the line of credit arrangement bear interest at 1.2% per annum, which is payable quarterly. The line of credit is secured by a guarantee provided by an entity related to the Company’s main shareholder. In June 2014, the borrowing capacity under the line of credit was increased up to €1,508 ($1,678 as of June 30, 2016). In December 2015 the borrowing capacity was reduced to €350 ($389 as of June 30, 2016). As of June 30, 2016 and December 31, 2015, the Company had €350 ($389 as of June 30, 2016) in outstanding borrowings under the line of credit arrangement.

The Company evaluated the terms of the amendment and concluded that they constitute a substantive modification, however, there is no effect on the financial statements of the Company.